Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
US	$ 1,120,521	$ (19,192,594)
Foreign	(67,096)	0
Pre-tax income (loss) from operations	$ 1,053,425	$ (19,192,594)